UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2000

Institutional Investment Manager Filing this Report:
Name:    General American Investors Company, Inc.
Address: 450 Lexington Avenue, Suite 3300
         New York, NY  10017

13F File Number: 28-461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:
Name:  Eugene L. DeStaebler, Jr.
Title: Vice-President, Administration
Phone: 212-916-8400
Signature, Place and Date of Signing:
     Eugene L. DeStaebler, Jr.     New York, NY      February 7, 2001

Report Type  (Check only one.):

[x]       13F HOLDINGS REPORT
[ ]       13F NOTICE
[ ]       13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
    NONE

I am signing this report as required by the Securities Exchange Act of 1934.

                     FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 92
Form 13F Information Table Value Total: $975,206,442


      NAME OF ISSUER         TITLE    CUSIP          FAIR      SHARES OR          INVEST. DISC.    OTHER      VOTING AUTHORITY
                              OF      NUMBER        MARKET     PRINCIPAL  SH/               SHARED  MGRS.
                             CLASS                   VALUE      AMOUNT    PRN    SOLE SHARED OTHER        SOLE     SHARED   NONE
                                                                                 (A)   (B)   (C)          (A)       (B)      (C)
 ----------------------------------------------------------------------------------------------------------------------------------
 Active Voice Corporation   COMMON 004938106         987,500      50,000 N        X                        50,000
 Autodesk, Inc.             COMMON 052769106       2,693,750     100,000 N        X                       100,000
 Adams Express Company      COMMON 006212104       1,630,986      77,666 N        X                        77,666
 SAGA SYSTEMS, Inc.         COMMON 786610105       1,143,750     100,000 N        X                       100,000
 American International Gro COMMON 026874107      19,219,688     195,000 N        X                       195,000
 Alkermes, Inc.             COMMON 01642T108       5,176,875     165,000 N        X                       165,000
 Allaire Corporation        COMMON 016714107       2,012,520     400,000 N        X                       400,000
 Annuity and Life Re (Holdi COMMON G03910109      19,162,500     600,000 N        X                       600,000
 AmerUs Group Co.           COMMON 03072M108      12,140,625     375,000 N        X                       375,000
 AMR Corporation            COMMON 001765106      31,350,000     800,000 N        X                       800,000
 Avis Group Holdings, Inc.  COMMON 053790101       1,302,500      40,000 N        X                        40,000
 Avanex Corporation         COMMON 05348W109       4,467,188      75,000 N        X                        75,000
 AXT, Inc.                  COMMON 00246W103       3,636,875     110,000 N        X                       110,000
 Bangor Hydro-Electric Comp COMMON 060077104       3,082,500     120,000 N        X                       120,000
 BioReliance Corporation    COMMON 090951104       4,200,250     317,000 N        X                       317,000
 Brio Technology, Inc.      COMMON 109704106         421,880     100,000 N        X                       100,000
 Berkshire Hathaway Inc.    COMMON 084670108      22,365,000         315 N        X                           315
 Brooks Automation, Inc.    COMMON 11434A100       4,910,938     175,000 N        X                       175,000
 Brooktrout, Inc.           COMMON 114580103       2,130,480     225,000 N        X                       225,000
 Coca-Cola Enterprises Inc. COMMON 191219104      10,003,500     526,500 N        X                       526,500
 Central Securities Corpora COMMON 155123102       2,089,935      73,980 N        X                        73,980
 Costco Companies, Inc.     COMMON 22160K105      23,962,500     600,000 N        X                       600,000
 Cox Communications, Inc. - COMMON 224044107      24,017,500     520,000 N        X                       520,000
 Cirrus Logic, Inc.         COMMON 172755100       7,968,750     425,000 N        X                       425,000
 Cisco Systems, Inc.        COMMON 17275R102      22,950,000     600,000 N        X                       600,000
 Covance Inc.               COMMON 222816100       8,062,500     750,000 N        X                       750,000
 EMCORE Corporation         COMMON 290846104      18,800,000     400,000 N        X                       400,000
 Ethan Allen Interiors Inc. COMMON 297602104       9,212,500     275,000 N        X                       275,000
 Ford Motor Company         COMMON 345370100      38,683,594   1,650,500 N        X                     1,650,500
 First Midwest Bancorp, Inc COMMON 320867104      10,206,250     355,000 N        X                       355,000
 Fusion Medical Technologie COMMON 361128101         160,000      40,000 N        X                        40,000
 Golden West Financial      COMMON 381317106      31,387,500     465,000 N        X                       465,000
 The Home Depot, Inc.       COMMON 437076102      97,999,688   2,145,000 N        X                     2,145,000
 Quantum Corporation        COMMON 747906303         800,000     100,000 N        X                       100,000
 HNC Software Inc.          COMMON 40425P107       1,484,375      50,000 N        X                        50,000
 Honeywell International In COMMON 438516106       1,892,500      40,000 N        X                        40,000
 IDEC Pharmaceuticals Corpo COMMON 449370105      42,651,563     225,000 N        X                       225,000
 IPALCO Enterprises, Inc.   COMMON 462613100       2,902,500     120,000 N        X                       120,000
 John Hancock Financial Ser COMMON 41014S106      17,871,875     475,000 N        X                       475,000
 Johns Manville Corporation COMMON 478129109       3,234,375     250,000 N        X                       250,000
 Johnson & Johnson          COMMON 478160104       8,142,344      77,500 N        X                        77,500
 Keebler Foods Company      COMMON 487256109       3,107,813      75,000 N        X                        75,000
 Lam Research Corporation   COMMON 512807108       5,075,000     350,000 N        X                       350,000
 Magainin Pharmaceuticals I COMMON 559036108         599,076     270,000 N        X                       270,000
 Manugistics Group, Inc.    COMMON 565011103       3,420,000      60,000 N        X                        60,000
 Medtronic, Inc.            COMMON 585055106      17,508,750     290,000 N        X                       290,000
 MedImmune, Inc.            COMMON 584699102      10,205,125     214,000 N        X                       214,000
 MetLife, Inc.              COMMON 59156R108       8,750,000     250,000 N        X                       250,000
 MIPS Technologies, Inc. Cl COMMON 604567206       3,405,327     133,624 N        X                       133,624
 Mitel Corporation          COMMON 606711109       1,048,125     130,000 N        X                       130,000
 Molex Incorporated Class A COMMON 608554200      16,381,750     644,000 N        X                       644,000
 M&T Bank Corporation       COMMON 55261F104      30,600,000     450,000 N        X                       450,000
 National Commerce Bancorpo COMMON 635449101         618,750      25,000 N        X                        25,000
 NCR Corporation            COMMON 62886E108       9,825,000     200,000 N        X                       200,000
 NTL Incorporated           COMMON 629407107       6,582,812     275,000 N        X                       275,000
 Annaly Mortgage Management COMMON 035710409       4,984,375     550,000 N        X                       550,000
 OSI Pharmaceuticals, Inc.  COMMON 671040103      14,422,500     180,000 N        X                       180,000
 PepsiCo, Inc.              COMMON 713448108       9,912,500     200,000 N        X                       200,000
 Pfizer Inc                 COMMON 717081103      36,340,000     790,000 N        X                       790,000
 Parametric Technology      COMMON 699173100       4,031,250     300,000 N        X                       300,000
 PRI Automation, Inc.       COMMON 69357H106       3,750,000     200,000 N        X                       200,000
 PSC Inc.                   COMMON 69361E107         262,500     350,000 N        X                       350,000
 PSS World Medical, Inc.    COMMON 69366A100       1,000,000     200,000 N        X                       200,000
 Everest Re Group, Ltd.     COMMON G3223R108      55,867,500     780,000 N        X                       780,000
 Repsol, S.A. - ADR         COMMON 76026T205      11,287,500     700,000 N        X                       700,000
 Reinsurance Group of Ameri COMMON 759351109      12,425,000     350,000 N        X                       350,000
 Remedy Corporation         COMMON 759548100       1,407,813      85,000 N        X                        85,000
 Royce Value Trust          COMMON 780910105         937,032      64,900 N        X                        64,900
 SONICblue Inc.             COMMON 83546Q109       2,475,000     600,000 N        X                       600,000
 Silicon Graphics, Inc.     COMMON 827056102       2,922,000     730,500 N        X                       730,500
 ShowCase Corporation       COMMON 82539P102       1,412,500     200,000 N        X                       200,000
 Shaw Industries, Inc.      COMMON 820286102       4,260,938     225,000 N        X                       225,000
 Synopsys, Inc.             COMMON 871607107      13,045,313     275,000 N        X                       275,000
 SPSS Inc.                  COMMON 78462K102         783,219      35,500 N        X                        35,500
 SunTrust Banks, Inc.       COMMON 867914103      14,805,000     235,000 N        X                       235,000
 Silicon Valley Group, Inc. COMMON 827066101       1,437,500      50,000 N        X                        50,000
 Symantec Corporation       COMMON 871503108         333,750      10,000 N        X                        10,000
 The TJX Companies, Inc.    COMMON 872540109      37,462,500   1,350,000 N        X                     1,350,000
 Thermo Electron Corporatio COMMON 883556102       5,206,250     175,000 N        X                       175,000
 Transatlantic Holdings, In COMMON 893521104      21,175,000     200,000 N        X                       200,000
 Transaction Systems Archit COMMON 893416107       3,468,750     300,000 N        X                       300,000
 Tri-Continental Corporatio COMMON 895436103       1,290,625      60,913 N        X                        60,913
 Union Carbide Corporation  COMMON 905581104       4,315,000      80,000 N        X                        80,000
 Uniroyal Technology Corpor COMMON 909163107       4,706,250     753,000 N        X                       753,000
 Visteon Corporation        COMMON 92839U107         632,420      54,993 N        X                        54,993
 Triangle Pharmaceuticals,  COMMON 89589H104         493,750     100,000 N        X                       100,000
 Viewpoint Corporation      COMMON 92672P108       1,250,625     230,000 N        X                       230,000
 Wind River Systems, Inc.   COMMON 973149107       5,118,750     150,000 N        X                       150,000
 Waste Management, Inc.     COMMON 94106L109      10,350,750     373,000 N        X                       373,000
 Wal-Mart Stores, Inc.      COMMON 931142103      30,281,250     570,000 N        X                       570,000
 Xircom, Inc.               COMMON 983922105       1,937,500     125,000 N        X                       125,000
 XL Capital Ltd             COMMON G98255105       5,766,750      66,000 N        X                        66,000
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